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                     METLIFE INVESTORS USA INSURANCE COMPANY
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                        SUPPLEMENT DATED MARCH 1, 2010 TO
                PROSPECTUSES DATED MAY 1, 2009 (AS SUPPLEMENTED)

This supplements the prospectuses dated May 1, 2009 (as supplemented) for the PrimElite IV/SM/ variable annuity contracts issued by MetLife Investors USA Insurance Company and First MetLife Investors Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (888) 556-5412 to request a free copy. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given in the prospectus.

Your variable annuity contract offers the Legg Mason ClearBridge Variable Aggressive Growth Portfolio (the "Aggressive Growth Portfolio") as an investment portfolio. The information in the table below replaces the disclosure regarding the Aggressive Growth Portfolio in your prospectus, contained in the section of the prospectus titled "Investment Portfolio Expenses." The figures in the table are for the fiscal year ended October 31, 2009 and are expressed as a percentage of the average daily net assets of the investment portfolio. There is no guarantee that actual expenses will be the same as those shown in the table. For more complete information on these fees and expenses, please refer to the prospectus for the Aggressive Growth Portfolio.

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an investment portfolio)

                                                                      ACQUIRED        TOTAL      CONTRACTUAL   NET TOTAL
                                             12B-1/                     FUND         ANNUAL        EXPENSE       ANNUAL
                              MANAGEMENT    SERVICE      OTHER        FEES AND      PORTFOLIO    SUBSIDY OR    PORTFOLIO
                                 FEES         FEES      EXPENSES      EXPENSES      EXPENSES       DEFERRAL     EXPENSES
                              ----------   ---------   ----------   -----------   ------------   -----------   ---------
LEGG MASON PARTNERS
   VARIABLE EQUITY TRUST

Legg Mason ClearBridge
   Variable Aggressive           0.75%       0.00%        0.06%        0.00%         0.81%          0.00%        0.81%
   Growth Portfolio/1/

----------
/1/ Formerly known as Legg Mason Partners Variable Aggressive Growth Portfolio.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                                          (888) 556-5412
Irvine, CA 92614

PrimElite IV is a service mark of Citigroup Inc. or its Affiliates and is used by MetLife, Inc. and its Affiliates under license.

                                                                  SUPP-PE4LM0310